APEXcm Small/Mid Cap Growth Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The APEXcm Small/Mid-Cap Growth Fund (the “Fund”) seeks to achieve long-term capital growth.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	APEXcm Small/Mid Cap Growth Fund APEXcm Small/Mid Cap Growth Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		APEXcm Small/Mid Cap Growth Fund APEXcm Small/Mid Cap Growth Fund Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.49%
Fee Reductions and/or Expense Reimbursements	[1]	(0.44%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.05%
[1]	Apex Capital Management, Inc. (the "Adviser") has contractually agreed, until October 1, 2017 , to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.05% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Prior to October 1, 2017 , this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2017 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
APEXcm Small/Mid Cap Growth Fund APEXcm Small/Mid Cap Growth Fund Shares	107	334	681	1,659

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which are expected to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500TM Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund also invests in exchange-traded funds (“ETFs”).

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-cap companies. The Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-companies through the purchase of American Depository Receipts (“ADRs”) and/or foreign domiciled companies listed on U.S. stock exchanges.

In selecting investments for the Fund, the Adviser uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom-up” security selection. The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities. Through this “top-down” view, the Adviser seeks to provide a framework for “bottom up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

The Adviser then looks to fundamental “bottom-up” research for individual companies that are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends. The core investments of the Fund typically include more established companies that the Adviser recognizes as “stable growth” companies. Stable growth companies typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet, the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates. The Fund may also invest in companies that are in the earlier stages of their growth cycle that the Adviser recognizes as “emerging growth” companies. Emerging growth companies typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential. Characteristics the Adviser considers in identifying emerging growth companies for the Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

The Fund may sell common stock when the Adviser believes that it has achieved full valuation, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings surprise or similar adverse events. In general, once a common stock reaches $12 billion in market capitalization, the Adviser gradually liquidates the position.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting common stocks for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. Generally, the Fund will be subject to the following principal risks:

Stock Market Risk. Stock prices are volatile. Stock market risk refers to the risk that the value of stocks in the Fund’s portfolio may decline due to daily fluctuations in the stock market. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Small and Mid-Cap Company Risk. Investing in small- and mid-cap companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. Because small- and mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small- and mid-cap companies may be subject to greater price fluctuations. Small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Investment Risk. Investing in foreign securities (i.e., securities issued by companies whose principal business activities are outside the United States), may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Growth Investing Risk. Growth stocks, which can be priced on future expectations rather than current results, tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the earnings of their issuers and can be more volatile than the stock of more established issuers.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Sector Risk. At times when the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-575-4800 or by visiting www.apexcmfund.com.

Calendar Year Returns

The Fund’s year-to-date return through June 30, 2014 is 5.71%.   Quarterly Returns During This Time Period
Highest	10.14% (quarter ended March 31, 2013)
Lowest	2.96% (quarter ended June 30, 2013)

Average Annual Total Returns APEXcm Small/Mid Cap Growth Fund	1 Year	Since Inception	Inception Date
APEXcm Small/Mid Cap Growth Fund Shares	36.87%	32.03%	Jun. 29, 2012
APEXcm Small/Mid Cap Growth Fund Shares - Return After Taxes on Distributions	36.70%	31.85%	Jun. 29, 2012
APEXcm Small/Mid Cap Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	20.94%	24.76%	Jun. 29, 2012
Russell 2500TM Growth Index (reflects no deduction for fees, expenses or taxes)	40.65%	31.17%	Jun. 29, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Barrow All-Cap Core Fund
RISK/RETURN SUMMARY: BARROW ALL-CAP CORE FUND
INVESTMENT OBJECTIVE
The Barrow All-Cap Core Fund (the “All-Cap Core Fund”) seeks to generate long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the All-Cap Core Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Barrow All-Cap Core Fund (USD $)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Barrow All-Cap Core Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		14.79%	0.87%
Total Annual Fund Operating Expenses		16.03%	1.86%
Fee Reductions and/or Expense Reimbursements	[1]	(14.63%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.40%	1.15%
[1]	Barrow Street Advisors LLC (the "Adviser") has contractually agreed, until October 1, 2016, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expense not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 Plan) to an amount not exceeding 1.40% and 1.15% of Investor Class and Institutional Class shares, respectively, of average daily net assets. Management Fee waivers and expense reimbursements by the Adviser are subject to repayment by the All-Cap Core Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitations. Prior to October 1, 2016, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the All-Cap Core Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the All-Cap Core Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the All-Cap Core Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the All-Cap Core Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Barrow All-Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	143	1,916	4,649	9,242
Institutional Class Shares	117	443	870	2,060

Portfolio Turnover

The All-Cap Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Core Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the All-Cap Core Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The All-Cap Core Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of the common stock of U.S. companies that the Adviser believes are high quality and priced well below their intrinsic value.

In selecting investments, the Adviser uses its proprietary Systematic Quality Value (“SQV”) strategy, which evaluates and ranks the quality and value of companies based on various factors, including, without limitation, market pricing, intrinsic value, return on capital, profitability, cash flow, growth, and debt level.

The Adviser reviews the stock market on a regular basis to identify mispriced investment opportunities resulting from short-term market inefficiency. The Adviser excludes companies that it considers to have insufficient data, unacceptable risk factors or unattractive industry or business characteristics. The All-Cap Core Fund generally invests in companies with the Adviser’s highest SQV rankings. The All-Cap Core Fund seeks to maintain significant portfolio diversification by company, market capitalization, and industry sector. The All-Cap Core Fund may invest in any industry sector and normally limits investment to companies in the large, mid, and small capitalization segments.

The All-Cap Core Fund endeavors to hold its companies patiently while the market re-appraises their intrinsic value and price. After an investment period that the Adviser considers to be optimal, the All-Cap Core Fund generally sells companies if they no longer rank well enough to be included in the portfolio. The All-Cap Core Fund may also sell companies after they are announced as acquisition targets or for other reasons.

Under normal circumstances, the All-Cap Core Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long positions in equity securities. This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In addition to investing in common stock, the All-Cap Core Fund may invest in exchange traded index funds and cash and cash equivalents, including, but not limited to, money market instruments and short-term fixed income instruments. If the Adviser is unable to identify issuers that meet the Adviser’s quality and value criteria, the All-Cap Core Fund may invest all or a portion of its assets in cash or cash equivalents until more favorable investments become available.

Because of the types of securities in which the All-Cap Core Fund invests and the investment techniques the Adviser uses, All-Cap Core Fund is designed for investors who are investing for the long term.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the All-Cap Core Fund. The success of the All-Cap Core Fund’s investment strategy depends largely upon the Adviser’s approach to selecting common stocks for purchase and sale by the All-Cap Core Fund and there is no assurance that the All-Cap Core Fund will achieve its investment objective. The All-Cap Core Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the All-Cap Core Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the All-Cap Core Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the All-Cap Core Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Small-Capitalization Company Risk. Investing in small-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of small-capitalization companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Because small-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small-capitalization companies may be subject to greater price fluctuations. Small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Exchange Traded Funds (“ETF”) Risk. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the All-Cap Core Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the All-Cap Core Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the All-Cap Core Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the All-Cap Core Fund invests in ETFs, there will be some duplication of expenses because the All-Cap Core Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the All-Cap Core Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the All-Cap Core Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the All-Cap Core Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the All-Cap Core Fund’s inception.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the All-Cap Core Fund’s value investment style may go out of favor with investors, negatively affecting the All-Cap Core Fund’s performance.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the All-Cap Core Fund by showing changes in the performance of the All-Cap Core Fund’s Institutional Class shares from year to year and by showing how the average annual total returns of the Institutional Class shares for one year and since inception compared with those of a broad-based securities market index.

For periods prior to August 30, 2013, the performance shown below is for Barrow Street Fund LP, an unregistered limited partnership managed by the portfolio managers of the All-Cap Core Fund (the “Predecessor Private Fund”). The Predecessor Private Fund was reorganized into the Institutional Class shares on August 30, 2013, the date that the All-Cap Core Fund commenced operations. The All-Cap Core Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The All-Cap Core Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Private Fund’s investment goals, policies, guidelines and restrictions. The Predecessor Private Fund’s annual returns and long-term performance reflect the actual fees and expenses that were charged when the All-Cap Core Fund was a limited partnership. The Predecessor Private Fund’s performance is net of management fees and other expenses but does not include the effect of the performance fee which was in place until October 7, 2012. From its inception on December 31, 2008 through August 30, 2013, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the All-Cap Core Fund’s performance.

The All-Cap Core Fund and the Predecessor Private Fund’s past performance shown below is not necessarily an indication of how the All-Cap Core Fund will perform in the future. Investor Class shares would have similar annual returns to Institutional Class shares and the Predecessor Private Fund because they are invested in the same portfolio of securities, however, the returns for Investor Class shares would be different from the Institutional Class shares and the Predecessor Private Fund because Investor Class shares have different expenses than Institutional Class shares and the Predecessor Private Fund. Performance information for Investor Class shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available at no cost by visiting www.barrowfunds.com or by calling 1-877-767-6633.

Institutional Class Shares - Annual Total Returns

The All-Cap Core Fund’s year-to-date return through June 30, 2014 is 3.59%.

During the period shown in the bar chart, the highest return for a quarter was 15.03% (quarter ended December 31, 2011), and the lowest return for a quarter was (18.14%) (quarter ended September 30, 2011).

The following table shows the average annual returns for the Institutional Class shares and the Predecessor Private Fund over various periods ended December 31, 2013. Performance shown prior to August 30, 2013, was that of the Predecessor Private Fund, an unregistered limited partnership, and did not qualify as a regulated investment company for federal income tax purposes and was not required to make regular distributions of income or capital gains. As a result, after-tax returns for the Predecessor Private Fund for periods prior to August 30, 2013, are not shown.

Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Barrow All-Cap Core Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	36.69%	21.49%	Dec. 31, 2008
Institutional Class Shares - Return After Taxes on Distributions	35.91%	21.35%	Dec. 31, 2008
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares	21.23%	17.63%	Dec. 31, 2008
S&P 500 Index Fund (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	Dec. 31, 2008

After-tax returns since August 30, 2013, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Barrow All-Cap Long/Short Fund
RISK/RETURN SUMMARY: BARROW ALL-CAP LONG/SHORT FUND
INVESTMENT OBJECTIVE

The Barrow All-Cap Long/Short Fund (the “All-Cap Long/Short Fund”) seeks to generate above-average returns through capital appreciation, while also attempting to reduce volatility and preserve capital during market downturns.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the All-Cap Long/Short Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Barrow All-Cap Long/Short Fund (USD $)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Barrow All-Cap Long/Short Fund		Investor Class	Institutional Class
Management Fees		1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses (includes dividend expense, borrowing costs and brokerage expense on securities sold short)		19.40%	7.19%
Total Annual Fund Operating Expenses		21.15%	8.69%
Fee Reductions and/or Expense Reimbursements	[1]	(19.16%)	(6.95%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.99%	1.74%
[1]	Barrow Street Advisors LLC (the "Adviser") has contractually agreed, until October 1, 2016, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit total annual Fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expense not incurred in the ordinary course of the Fund's business, and payments, if any, payable under a Rule 12b-1 Plan) to an amount not exceeding 1.99% and 1.74% of Investor Class and Institutional Class shares, respectively, of average daily net assets. Management Fee waivers and expense reimbursements by the Adviser are subject to repayment by the All-Cap Long/Short Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the foregoing expense limitation. Prior to October 1, 2016, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the All-Cap Long/Short Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the All-Cap Long/Short Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the All-Cap Long/Short Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the All-Cap Long/Short Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Barrow All-Cap Long/Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	202	2,473	5,653	10,063
Institutional Class	177	1,269	2,988	6,762

Portfolio Turnover

The All-Cap Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Long/Short Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The All-Cap Long/Short Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of:

• long positions in the common stock of U.S. companies that the Adviser believes are high quality and priced well below their intrinsic value; and

• short positions in the common stock of U.S. companies that the Adviser believes are low quality and priced well above their intrinsic value.

In selecting investments, the Adviser uses its proprietary Systematic Quality Value (“SQV”) strategy, which evaluates and ranks the quality and value of companies based on various factors, including, without limitation, market pricing, intrinsic value, return on capital, profitability, cash flow, growth, and debt level.

The Adviser reviews the stock market on a regular basis to identify mispriced investment opportunities resulting from short-term market inefficiency. The Adviser excludes companies that it considers to have insufficient data, unacceptable risk factors or unattractive industry or business characteristics. The All-Cap Long/Short Fund generally invests in companies with the Adviser’s highest and lowest SQV rankings as long positions and short positions, respectively. The All-Cap Long/Short Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions. The All-Cap Long/Short Fund seeks to maintain significant portfolio diversification by company, market capitalization, and industry sector. The All-Cap Long/Short Fund may invest in any industry sector and normally limits investment to companies in the large, mid and small capitalization segments.

The All-Cap Long/Short Fund endeavors to hold its positions patiently while the market re-appraises the intrinsic value and price of the Long/Short Fund’s portfolio companies. After an investment period that the Adviser considers to be optimal, the All-Cap Long/Short Fund generally sells long positions in companies that no longer rank well enough to be included in the portfolio, and generally covers short positions in companies that no longer rank poorly enough to be included in the portfolio. The All-Cap Long/Short Fund may also remove positions in companies after they are announced as acquisition targets or for other reasons.

Under normal circumstances, the All-Cap Long/Short Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long and short positions in equity securities. This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In addition to investing in common stock or selling common stock short, the All-Cap Long/Short Fund may invest in exchange traded stock index funds and futures contracts on market indices as part of its hedging strategy. The All-Cap Long/Short Fund may also invest in cash and cash equivalents, including, but not limited to, money market instruments and short-term fixed income instruments. If the Adviser is unable to identify issuers that meet the Adviser’s quality and value criteria, the All-Cap Long/Short Fund may invest all or a portion of its assets in cash or cash equivalents until more favorable investments become available.

Because of the types of securities in which the All-Cap Long/Short Fund invests and the investment techniques the Adviser uses, the All-Cap Long/Short Fund is designed for investors who are investing for the long term.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the All-Cap Long/Short Fund. The success of the All-Cap Long/Short Fund’s investment strategy depends largely upon the Adviser’s skill in selecting common stocks for purchase and sale by the All-Cap Long/Short Fund and there is no assurance that the All-Cap Long/Short Fund will achieve its investment objective. The All-Cap Long/Short Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the All-Cap Long/Short Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the All-Cap Long/Short Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the All-Cap Long/Short Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Short Sales Risk. The All Cap Long/Short Fund expects to sell securities short. The All-Cap Long/Short Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the All-Cap Long/Short purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the All-Cap Long/Short Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the All-Cap Long/Short Fund’s investment may result in a loss. The All-Cap Long/Short Fund’s losses are potentially unlimited in a short sale transaction.

The All-Cap Long/Short Fund will incur increased transaction costs associated with selling securities short. When the All-Cap Long/Short Fund sells a stock short, it must maintain a segregated account with its custodian of cash or liquid securities equal to the current market value of the stock sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sale), and in such other amount required by the Fund's broker. The All-Cap Long/Short Fund is also required to pay the broker any dividends and/or interest that accrue during the period that the short sale remains open. To the extent the All-Cap Long/Short Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the All-Cap Long/Short Fund’s performance.

To the extent the All-Cap Long/Short Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the All-Cap Long/Short Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Small-Capitalization Company Risk. Investing in small-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of small-capitalization companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Because small-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small-capitalization companies may be subject to greater price fluctuations. Small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Exchange-Traded Funds (“ETF”) Risk. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the the All-Cap Long/Short Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that All-Cap Long/Short Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the All-Cap Long/Short Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the All-Cap Long/Short Fund invests in ETFs, there will be some duplication of expenses because the All-Cap Long/Short Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the All-Cap Long/Short Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the All-Cap Long/Short Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the All-Cap Long/Short Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the All-Cap Long/Short Fund’s inception.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the All-Cap Long/Short Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

PERFORMANCE SUMMARY

The All-Cap Long/Short Fund is new and therefore does not have a performance history for a full calendar year to report. Once the All-Cap Long/Short Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the All-Cap Long/Short Fund by comparing the All-Cap Long/Short Fund’s performance with a broad measure of market performance. How the All-Cap Long/Short Fund has performed in the past (before and after taxes) is not necessarily an indication of how the All-Cap Long/Short Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-877-767-6633.

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) seeks to achieve a high level of income consistent with a secondary goal of preservation of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		3.53%
Total Annual Fund Operating Expenses		4.53%
Fee Reductions and/or Expense Reimbursements	[1]	(3.88%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		0.65%
[1]	Cincinnati Asset Management, Inc. (the "Adviser") has contractually agreed, until October 1, 2015, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.65% of the Fund's average daily net assets. Prior to October 1, 2015, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares	66	1,016	1,975	4,412

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in a broad market of securities that the Adviser believes are undervalued. The Fund’s investment adviser defines “broad market” as the span of credit qualities (i.e. AAA-rated to non-rated securities) and market capitalizations (i.e. large, mid and small capitalization securities) of the overall market that it will consider for purchase for the Fund. These securities will be U.S. dollar denominated securities and may include fixed income securities, common stock, preferred stock, master limited partnerships (“MLPs”) and Exchange Traded Funds (“ETFs”). The Fund may also invest in securities of foreign companies with significant U.S. operations or subsidiaries of foreign companies based in the U.S. While the Adviser primarily considers potential income from securities when evaluating possible investments for the Fund, the Adviser also looks for investments with capital appreciation potential.

The Fund may purchase securities issued by any size company or government body. The Fund may also purchase fixed income securities of any credit quality, maturity or yield. The Adviser intends to limit the Fund’s investments in high yield securities (junk bonds) to 35% of its net assets. In addition, the Fund will target an average credit quality of BBB (as assigned by Standard & Poor’s) or Baa (as assigned by Moody’s) or better. The average maturity of the fixed income securities in the Fund’s portfolio will generally range from 6-8 years, and will not exceed a targeted maturity of 10 years.

A security may be sold when the Adviser feels it is overvalued relative to other securities available for purchase, the Adviser identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual issuer of a security held by the Fund experiences declining fundamentals, negative earnings or similar adverse events or is expected to do so in the future.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. Generally the Fund will be subject to the following principal risks:

Market Risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The value of the Fund’s portfolio holdings will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. In a declining market, prices for all securities (including those in the Fund’s portfolio) may decline, regardless of their inherent value or long-term prospects.

Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. A rise in interest rates will generally cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures.

Credit Risk – Credit risk is the risk that the issuer or guarantor of a fixed income security (including corporate, government and mortgage-backed securities) is unable or unwilling to honor its financial obligations. For example, if the issuer fails to pay interest, the Fund’s income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund’s shares may be reduced. The Fund’s fixed income investments may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion). The Fund’s fixed income securities may, however, also include lower-rated securities including high-yield securities (“junk bonds”) rated below Baa by Moody’s or BBB by S&P or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). Junk bonds or lower-rated securities have an increased risk of default. To the extent the Fund invests in junk bonds or lower-rated fixed income securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest-rated fixed income securities.

The Fund’s fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser’s independent assessments of the securities creditworthiness) are or may become inaccurate.

Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions.

MLP Risk – An investment in the debt securities of an MLP involves risks that differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. State laws governing partnerships may be less restrictive than state law governing corporations. There are certain tax risks associated with an investment in MLPs and conflicts of interest exist between an MLP’s common unit holders and its general partners, including those arising from incentive distribution payments. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the MLP invests, such as the risks of investing real estate, or oil and gas industries.

MLP Tax Risk – MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income, and could result in lower income to the Fund and a reduction in the value of the Fund’s investment in the MLP. Additionally, open-end mutual funds seeking to be taxed as regulated investment companies, such as the Fund, are limited in their ability to invest in MLPs by current federal tax rules. If a mutual fund invests more than 25% of the value of its total assets in MLP securities, it will be subject to federal corporate income tax, currently at a maximum rate of 35%. For more information about the Fund’s tax status, please see “Dividends, Distributions and Taxes” in this Prospectus.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Small- and Mid-Capitalization Risk – Investments in small-cap and mid-cap companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of small-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small-cap companies may be subject to greater price fluctuations. Small-cap and mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

ETFs Risk - ETFs typically hold a portfolio of securities designed to track the performance of a particular index, while others may be managed in accordance with a particular investment objective and strategy, similar to other non-index based investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease. In addition, certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits.

Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Management Style Risk – The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Adviser’s allocation of the Fund’s assets and selection of securities. The Adviser’s judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fund invests may prove to be incorrect and there is no assurance that the Adviser’s judgment will produce the desired results. In addition, the Adviser may allocate the Fund’s assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fund’s portfolio may be adversely affected.

Sector Risk - Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors.

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-866-738-1128 or by visiting www.cambondfunds.com.

Calendar Year Returns

The Fund’s year-to-date return through June 30, 2014 is 6.63%.   Quarterly Returns During This Time Period
Highest:	1.85% (quarter ended December 31, 2013)
Lowest:	-3.99% (quarter ended June 30, 2013)

Average Annual Total Returns Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	1 Year	Since Inception	Inception Date
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares	(1.69%)	(0.68%)	Oct. 26, 2012
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares - Return After Taxes on Distributions	(3.12%)	(2.00%)	Oct. 26, 2012
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(0.96%)	(1.10%)	Oct. 26, 2012
Barclay's U.S. Corporate BAA Index (reflects no deduction for fees, expenses or taxes)	(2.08%)	(1.71%)	Oct. 26, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Wavelength Interest Rate Neutral Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The Wavelength Interest Rate Neutral Fund (the “Fund”) seeks total return.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Wavelength Interest Rate Neutral Fund Wavelength Interest Rate Neutral Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wavelength Interest Rate Neutral Fund Wavelength Interest Rate Neutral Fund Shares
Management Fees		0.95%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		3.47%
Acquired Fund Fees and Expenses	[1]	0.33%
Total Annual Fund Operating Expenses		4.75%
Fee Reductions and/or Expense Reimbursements	[2]	(3.43%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.32%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[2]	Wavelength Capital Management, LLC (the "Adviser") has contractually agreed, until October 1, 2016, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses and extraordinary expenses such as litigation and merger or reorganization costs and other expense not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.99% of average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitations. Prior to October 1, 2016, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wavelength Interest Rate Neutral Fund Wavelength Interest Rate Neutral Fund Shares	134	785	1,811	4,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by seeking to obtain a balanced exposure to the global fixed income securities market. The Fund’s portfolio holdings will primarily include securities sold on U.S. exchanges and may include bonds (including government and inflation-linked bonds), exchange-traded funds, and derivative instruments (including futures contracts and exchange-traded notes). Investments represented by the exchange-traded funds and derivative instruments the Fund may hold are likely to include, but are not limited to, developed-market government bonds, developed-market inflation-linked government bonds, emerging market USD-denominated fixed-income securities, sovereign debt, corporate debt, and convertible bonds.

The Adviser will not target any particular average credit quality or average maturity for the Fund. The Fund may purchase (directly or indirectly) fixed-income securities of any credit quality, maturity or yield. The Adviser intends to limit the Fund’s investment (direct or indirect) in high yield securities (junk bonds) to not more than 50% of its net assets.

The Adviser uses quantitative investment models for macroeconomic analysis, risk management, and portfolio construction purposes. To implement this investment process, and to facilitate efficiency and repeatability, the Adviser has automated many of the rules used in these areas. That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate investments as needed for portfolio construction, and generate target portfolio holdings on behalf of the Fund.

In implementing the Fund’s investment strategy, the Adviser uses an “interest rate neutral” strategy, which means that the Adviser seeks to constructs a portfolio with a “neutral” exposure to potential interest rate movement. Specifically, the Adviser targets the base interest rate in the US economy, which is the federal funds rate, and seeks to achieve a neutral exposure to that rate. The Adviser believes that the macroeconomic conditions of growth and inflation are the two principal factors that influence the Federal Reserve’s decisions related to the federal funds rate. As such, the Adviser measures instruments’ statistical relationships with growth conditions and inflation conditions, and seeks to create a balance within the Fund’s portfolio of investment exposure between, on the one hand, instruments that the Adviser believes benefit when each such condition is rising, and, on the other hand, instruments that the Adviser believes benefit when each such condition is falling. Through this balance, the Adviser seeks to establish a portfolio that will likely be neutral (i.e. not materially affected) by movements in the U.S. interest rate environment. There is no assurance that the Adviser will be able to achieve a “neutral” exposure to potential interest rate environments within the portfolio.

The inputs the Adviser will use in targeting this balanced investment exposure include:

1. Macroeconomic inputs related to economic growth (e.g., changes in gross domestic product and industrial production) and inflation (e.g., changes in the consumer price index). In this regard, the Adviser evaluates fundamental relationships between asset classes and macroeconomic conditions as experienced over the long-term.

2. Quantitative inputs related to investment exposure (e.g., the standard deviation of investment returns and their maximum experienced losses over multiple timeframes). In this regard, the Adviser evaluates statistical measures of investment exposure for each market in which investments are made.

The Fund’s investment strategy is based on establishing a balance of investment exposure across possible interest rate environments using fixed income instruments, and the Adviser will buy and sell securities with a target of maintaining this balance amidst changing market and economic conditions. The Fund may use exchange-traded funds as a means of implementing its strategy; and, when it does, the Fund’s returns from such exchange-traded funds are expected to be derived primarily from their total return.

The Fund will typically use derivative instruments, including but not limited to futures contracts and exchange-traded notes, in seeking to achieve its investment objective, subject to applicable law and any other restriction described in this Prospectus or the Fund’s Statement of Additional Information (“SAI”). The term “derivative” instruments generally refers to instruments that have a value based on (“derived from”) the value of an underlying asset, reference rate, index or some other variable. Futures contracts are contractual agreements related to future financial obligations, and the futures that the Fund will hold will primarily be U.S. government bond futures. Synthetic leverage may be created through futures transactions made by the Fund. The Fund’s use of derivative instruments can have the economic effect of financial leverage which increases the effect of price swings of an underlying asset. This can result in the potential for both greater gains and greater losses for the Fund than would be possible if the Fund did not use instruments with the economic effect of financial leverage. While the use of derivative instruments is intended to reduce volatility, this can also cause the Fund’s net asset value to be volatile, and there is no assurance that the use of derivative instruments will enable the Fund to achieve its investment objective. The rules and interpretations of the Investment Company Act of 1940 (the “1940 Act”) impose certain limitations on the Fund’s ability to use leverage.

At times a significant portion of the Fund’s assets may also be held in cash or equivalent holdings that serve as collateral for other positions and earn income for the Fund. These cash or equivalent holdings may be held directly or indirectly and may include, but are not limited to, U.S Government securities, U.S. government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.

Over short-to-medium periods of time, the Adviser expects the Fund’s net asset value to fluctuate and exhibit volatility due in part to the use of derivative instruments and their potential effect of financial leverage, in addition to the expected levels of fluctuation within financial markets. The volatility of the Fund’s net asset value is measured by the annualized standard deviation of its return. While the Fund’s holdings are intended to reduce the effect of market volatility, the Adviser generally expects that the annualized volatility target for the Fund’s net asset value will generally range between 5% and 15% of the Fund’s total return. Actual or realized volatility can and will differ from this target forecast range and may be higher or lower depending on market conditions.

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equity-related investments, i.e. convertible bonds, when the stock market is falling and the fixed income market is rising.

CFTC Regulation Risk. To the extent the Fund makes investments regulated by the Commodities Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. In these types of transactions, the counterparty represents the other party involved in a financial transaction with the Fund. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those related to ordinary portfolio securities transactions. These include the risk that the counterparty will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement without having to sell other Fund holdings for non-investment related reasons.

Derivatives Risk. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

The percentage of the Fund’s assets invested in derivatives will fluctuate but collectively could represent economic exposure of 100% or more of the total assets of the Fund. Accordingly, the Fund may maintain a substantial amount of its assets in cash and cash equivalents as required under SEC rules.

In addition, the Fund’s use of futures contracts creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Exchange-Traded Funds (“ETF”) Risk. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Exchange-Traded Notes (“ETN”) Risk. The Fund invests in ETNs, which are notes representing unsecured debt of the issuer whose returns are linked to a particular index. The ETNs are synthetic, and the Fund has no claim on the reference assets. ETNs held by the Fund are typically linked to the performance of a commodities index that reflects the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer’s fee. The value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund will bear any fees and expenses associated with investment in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings. Investments in ETNs may also subject the Fund to other risks, including credit and counterparty risk, interest rate risk, leverage risk and tax risk.

Foreign Investing Risk. Foreign stock markets can be volatile and stock prices can change drastically. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks resulting from differences in regulations to which U.S. and foreign markets are subject. These risks include differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries because such countries tend to develop sporadically and the securities may have lower trading volumes and less liquidity than developed markets.

Futures Contract Risk. Transactions in derivative instruments (e.g., futures) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

The successful use of futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

• imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• losses caused by unanticipated market movement, which are potentially unlimited;

• the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;

• the possibility that a counterparty will default in the performance of its obligations;

• the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;

• the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and

• possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

High Yield Bond (Junk Bond) Risk. Fixed-income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Lower-rated fixed-income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed-income securities are considered below “investment grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed-income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns. Lower-rated securities carry a greater of risk of default than investment grade securities.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Inflation Risk. Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

Interest Rate Risk. The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fund, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of fixed-income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed-income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed-income securities that are particularly sensitive to interest rate fluctuations, such as fixed-income securities with long-term maturities, zero coupon bonds, and debentures.

Investment Grade Securities Risk. Investment grade rated fixed-income securities are assigned credit ratings by ratings agencies based on the creditworthiness or risk of default of a bond issue. Ratings agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances affect the relevant bond issue.

Investment Model and Computer Software Risk. The Adviser relies heavily on quantitative investment models to assist with security selection. The Adviser’s extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund’s net asset value. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Leverage Risk. Futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Management Style Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the Fund’s inception.

Market Risk. The risk of losing money due to general market movements is called market risk. Factors such as domestic and foreign economic growth and market conditions, interest rates and political events may affect the securities and derivatives markets. Markets can be extremely volatile and tend to move in cycles with periods of falling and rising prices.

Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Political Risk. Changes in the political status of any country can have profound effects on the value of investments exposed to that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

Reinvestment Risk. As issuers pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Taxation Risk. The Fund has elected and expects to qualify and be treated each taxable year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify as a regulated investment company, the Fund must meet certain requirements. One of these requirements is that at least 90% of the Fund’s gross income in each taxable year be derived from certain sources (referred to below as “qualifying income”). The Fund invests in a manner that is consistent with its current understanding of these requirements. Congress, the Internal Revenue Service or the Treasury Department can change or clarify these requirements at any time, possibly with retroactive effect. If Congress, the Treasury Department or the Internal Revenue Service were to take any action that altered the current understanding of these requirements, certain types of income representing a significant portion of the Fund’s gross income may not constitute qualifying income. In that case, the Fund could be forced to change the manner in which it pursues its investment strategy. In addition, it is not certain under current law whether the income and gain derived from particular investments, such as the Fund’s investments in commodity-linked ETNs, constitute qualifying income to the Fund. Notwithstanding the foregoing, the Fund believes that the income and gain that it derives from its investments in commodity-linked ETNs should constitute qualifying income to the Fund. If the income from commodity-linked ETNs were determined by the Internal Revenue Service to not constitute qualifying income (together with any other non-qualifying income of the Fund) and the non-qualifying income represented more than 10% of the Fund’s gross income in any taxable year, the Fund could in some cases cure such failure of the gross income requirement by following certain procedural requirements and paying a Fund-level tax. If the Fund could not or did not cure such failure, it would cease to qualify for the special tax treatment accorded regulated investment companies under federal income tax law and the Fund would be liable for federal income tax at regular corporate income tax rates (approximately 35%) on all of its income for that taxable year. This would likely materially reduce the investment return to the Fund’s shareholders. Shareholders should consult with their tax advisors with respect to the specific tax consequences of an investment in the Fund. Please see the Fund’s Statement of Additional Information for more information.

Treasury Inflation-Protected Securities (TIPS) and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines, between 5% and 15% of the Fund’s total return, in value over short periods of time.

PERFORMANCE SUMMARY

The Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-896-9292 or visiting the Fund’s website at www.wavelengthfunds.com.